Changes in Shareholders' Equity - Schedule of Changes in Shareholders' Equity (Details) - USD ($)		6 Months Ended
	Feb. 02, 2026	Jun. 30, 2026	Jun. 30, 2025
Class of Stock [Line Items]
Beginning balance		$ 17,866,355	$ 29,508,884
Net loss attributable to the Company		(11,126,180)	(7,338,130)
Share-based compensation		741,506	2,903,701
Share issuance upon followed-up offering, net of issuance costs of US$894,379		3,480,622
Foreign currency translation adjustment, net of income taxes		(524,335)	(52,090)
Ending balance		10,437,968	25,022,365
Additional Paid-in Capital
Class of Stock [Line Items]
Beginning balance		100,820,027	79,883,038
Share-based compensation		741,506	2,903,701
Issuance of escrowed reserve shares under the ATM Program		(3,400)
Share issuance from vest of restricted shares units		(196)
Share issuance upon followed-up offering, net of issuance costs of US$894,379		3,477,822
Ending balance		105,035,759	82,786,739
Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Beginning balance		1,893,379	1,975,487
Foreign currency translation adjustment, net of income taxes		(524,335)	(52,090)
Ending balance		1,369,044	1,923,397
Accumulated Deficit
Class of Stock [Line Items]
Beginning balance		(84,876,067)	(52,373,422)
Net loss attributable to the Company		(11,126,180)	(7,338,130)
Ending balance		$ (96,002,247)	(59,711,552)
Class A Ordinary Shares
Class of Stock [Line Items]
Beginning balance, shares		2,160,310,915
Share issuance upon followed-up offering, net of issuance costs of US$894,379, shares	340,000,000	340,000,000
Ending balance, shares		2,799,892,915
Class A Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Beginning balance		$ 21,603	$ 16,368
Beginning balance, shares		2,160,310,915	1,636,807,084
Issuance of escrowed reserve shares under the ATM Program, shares		340,000,000
Issuance of escrowed reserve shares under the ATM Program		$ 3,400
Share issuance from vest of restricted shares units, shares		19,582,000
Share issuance from vest of restricted shares units		$ 196
Share issuance upon followed-up offering, net of issuance costs of US$894,379, shares		280,000,000
Share issuance upon followed-up offering, net of issuance costs of US$894,379		$ 2,800
Ending balance		$ 27,999	$ 16,368
Ending balance, shares		2,799,892,915	1,636,807,084
Class B Ordinary Shares
Class of Stock [Line Items]
Beginning balance, shares		741,254,447
Ending balance, shares		741,254,447
Class B Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Beginning balance		$ 7,413	$ 7,413
Beginning balance, shares		741,254,447	741,254,447
Ending balance		$ 7,413	$ 7,413
Ending balance, shares		741,254,447	741,254,447